Acquisition of Nora Pharma Inc. (Details - Pro Forma results) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Total revenues	$ 14,758,115	$ 7,927,165
Net (loss) from operations	(26,192,503)	(2,224,253)
Net (loss)	$ (26,164,764)	$ (12,289,655)
Nora Pharma [Member]
Business Acquisition [Line Items]
Basic (loss) per share	$ (1.74)	$ (4.70)
Fully diluted (loss) per share	$ (1.74)	$ (4.70)
Weighted average number of shares outstanding, Basic	15,056,097	2,612,061
Weighted average number of shares outstanding, Diluted	15,056,097	2,612,061